License Agreements	3 Months Ended
Mar. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
License Agreements

8. License Agreements

The Company recorded nominal amounts for the three months ended March 31, 2021 and 2020, respectively, related to management fees in connection with the 2015 UCLB license agreement.